Annual Fund Operating Expenses - Federated Hermes Total Return Bond ETF	Jun. 30, 2024
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	September 1, 2026
Federated Hermes Total Return Bond ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.47%
Distribution and Service (12b-1) Fees	0.00%	[1]
Other Expenses (as a percentage of Assets):	0.02%
Acquired Fund Fees and Expenses	0.02%
Expenses (as a percentage of Assets)	0.51%
Fee Waiver or Reimbursement	(0.12%)	[2]
Net Expenses (as a percentage of Assets)	0.39%

[1]	The Fund has adopted a Distribution (12b-1) Plan pursuant to which the Fund may incur and pay a Distribution (12b-1) Fee of up to a maximum of 0.25%. No such fee is currently incurred and paid by the Fund. The Fund will not incur and pay such a Distribution (12b-1) Fee until such time as approved by the Fund’s Board of Trustees (“Trustees”).
[2]	The Adviser and certain of its affiliates have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (excluding Acquired Fund Fees and Expenses, interest expense, taxes, litigation expenses, extraordinary expenses and proxy-related expenses, if any) paid by the Fund (after the voluntary waivers and/or reimbursements) will not exceed 0.37% (the “Fee Limit”) up to but not including the later of (the “Termination Date”): (a) September 1, 2026; or (b) the date of the Fund’s next effective Prospectus. These arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the approval of the Trustees.